Equity - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2021 $ / shares
Class of Stock [Line Items]
Common stock, voting rights	one vote for each share
Special voting Share, voting right	one vote per Class C Unit held
Special voting per share, dissolution right | $ / shares		$ 1.00
Warrants outstanding	13,402,685	13,402,685
Warrant exercise price | $ / shares						$ 11.50
Forfeiture date of common shares subject to forfeiture	Feb. 07, 2022
Common shares subject to forfeiture	1,675,336	1,675,336
Dividend paid per common share | $ / shares					$ 0.02
Dividends payable, date to be Paid, Year			2019
Dividends payable, date Declared				Apr. 02, 2019
Dividends payable, date of Record				Apr. 16, 2019
Common Share issued through dividend reinvestment plan				72,557
Purchase price as a percentage of market price			95.00%
Cash dividend | $	$ 5,673		$ 11,680	$ 8,437
Stock issued during period, Share conversion of units	26,472,830
Stock issued during period, Shares restricted stock award	862,041
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs	4,816,540	4,816,540	3,339,036
Trilogy LLC | Trilogy International Partners LLC
Class of Stock [Line Items]
Equity ownership percentage by parent	100.00%	100.00%
Increase in ownership percentage	30.90%
Class C Units
Class of Stock [Line Items]
Common units outstanding	0	0
Class C Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	26,426,191		44,985	37,298
Distribution in units				259,760
Common units outstanding			26,426,191	26,381,206
Class C Units | Trilogy LLC | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs			48,033	96,065
Vesting period	4 years
Class B Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	27,334,871		674,682	738,095
Common units outstanding	86,461,484	86,461,484	59,126,613	58,451,931
Shareholders that did not participate in the dividend reinvestment plan
Class of Stock [Line Items]
Cash dividend | $				$ 800
Other current liabilities and accrued expenses | Warrants
Class of Stock [Line Items]
Warrant liability | $	$ 100	$ 100	$ 200	$ 100